Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000020141 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan Core Bond Trust
Average Annual Return, Percent	6.70%	1.12%	2.65%
Bloomberg U S Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.26%	0.42%	1.97%